Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Wireless Portfolio
November 30, 2025
WIR-NPRT3-0126
1.810702.121
Common Stocks - 100.6%
	Shares	Value ($)
BELGIUM - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Liberty Global Ltd Class A (a)	51,400	586,474
CANADA - 6.5%
Communication Services - 6.3%
Diversified Telecommunication Services - 4.2%
BCE Inc	258,700	6,083,140
Quebecor Inc Multiple Voting Shares	41,710	1,558,920
TELUS Corp	354,500	4,660,034
		12,302,094
Wireless Telecommunication Services - 2.1%
Rogers Communications Inc Class B (b)	160,400	6,276,197
TOTAL COMMUNICATION SERVICES		18,578,291

Information Technology - 0.2%
Software - 0.2%
BlackBerry Ltd (a)	175,000	715,052
TOTAL CANADA		19,293,343
FINLAND - 3.0%
Information Technology - 3.0%
Communications Equipment - 3.0%
Nokia Oyj ADR	1,481,800	9,009,344
FRANCE - 0.3%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.3%
Orange SA	45,400	747,528
MEXICO - 2.3%
Communication Services - 2.3%
Wireless Telecommunication Services - 2.3%
America Movil SAB de CV ADR	292,800	6,757,824
PUERTO RICO - 1.0%
Communication Services - 1.0%
Diversified Telecommunication Services - 1.0%
Liberty Latin America Ltd Class C (a)	347,971	3,044,746
SINGAPORE - 1.5%
Information Technology - 1.5%
Semiconductors & Semiconductor Equipment - 1.5%
STMicroelectronics NV depository receipt	199,400	4,584,206
SPAIN - 1.3%
Communication Services - 1.3%
Diversified Telecommunication Services - 1.3%
Telefonica SA ADR	896,641	3,846,590
SWEDEN - 2.8%
Information Technology - 2.8%
Communications Equipment - 2.8%
Telefonaktiebolaget LM Ericsson Class B ADR	851,800	8,177,280
TAIWAN - 1.2%
Communication Services - 0.9%
Diversified Telecommunication Services - 0.9%
Chunghwa Telecom Co Ltd ADR	64,080	2,679,185
Information Technology - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
Taiwan Semiconductor Manufacturing Co Ltd ADR	2,600	757,926
TOTAL TAIWAN		3,437,111
UNITED KINGDOM - 2.7%
Communication Services - 2.7%
Diversified Telecommunication Services - 0.3%
Zegona Communications plc (a)	47,700	921,851
Wireless Telecommunication Services - 2.4%
Vodafone Group PLC ADR	571,481	7,126,368
TOTAL UNITED KINGDOM		8,048,219
UNITED STATES - 77.9%
Communication Services - 27.0%
Diversified Telecommunication Services - 15.5%
Anterix Inc (a)(b)	110,053	2,262,690
AST SpaceMobile Inc Class A (a)(b)	118,800	6,676,560
AT&T Inc	808,500	21,037,170
GCI Liberty Inc/DEL Class A (a)(c)	112,300	1
Globalstar Inc (a)(b)	104,973	6,377,110
Iridium Communications Inc	17,100	280,440
Shenandoah Telecommunications Co	29,567	323,167
Verizon Communications Inc	218,701	8,990,798
		45,947,936
Interactive Media & Services - 0.9%
Alphabet Inc Class A	9,100	2,913,638
Media - 1.0%
EchoStar Corp Class A (a)	41,400	3,034,206
Wireless Telecommunication Services - 9.6%
Array Digital Infrastructure Inc	56,823	2,794,555
Gogo Inc (a)(b)	545,900	3,903,185
Spok Holdings Inc	3,201	42,509
T-Mobile US Inc	90,516	18,918,750
Telephone and Data Systems Inc	69,960	2,817,289
		28,476,288
TOTAL COMMUNICATION SERVICES		80,372,068

Information Technology - 42.2%
Communications Equipment - 6.9%
CommScope Holding Co Inc (a)	171,100	3,377,514
Digi International Inc (a)	19,100	798,953
Motorola Solutions Inc	35,368	13,074,843
Netgear Inc (a)	34,625	915,831
Ubiquiti Inc	1,900	1,107,871
Viasat Inc (a)	40,101	1,376,667
		20,651,679
Semiconductors & Semiconductor Equipment - 14.0%
Marvell Technology Inc	183,900	16,440,660
NVIDIA Corp	4,200	743,400
Qorvo Inc (a)	31,200	2,679,768
QUALCOMM Inc	98,450	16,548,461
Skyworks Solutions Inc	79,400	5,236,430
		41,648,719
Software - 2.3%
InterDigital Inc	16,500	5,902,875
RingCentral Inc Class A (a)	28,800	813,311
		6,716,186
Technology Hardware, Storage & Peripherals - 19.0%
Apple Inc	201,320	56,138,082
TOTAL INFORMATION TECHNOLOGY		125,154,666

Real Estate - 8.7%
Specialized REITs - 8.7%
American Tower Corp	74,892	13,575,673
Crown Castle Inc	79,601	7,265,979
SBA Communications Corp Class A	25,800	5,012,166
		25,853,818
TOTAL UNITED STATES		231,380,552
TOTAL COMMON STOCKS (Cost $197,791,961)		298,913,217

Money Market Funds - 4.4%
	Yield (%)	Shares	Value ($)
Fidelity Securities Lending Cash Central Fund (d)(e) (Cost $13,003,328)	4.02	13,002,028	13,003,329

TOTAL INVESTMENT IN SECURITIES - 105.0% (Cost $210,795,289)	311,916,546
NET OTHER ASSETS (LIABILITIES) - (5.0)%	(14,749,916)
NET ASSETS - 100.0%	297,166,630

Legend

(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security.
(d)	Investment made with cash collateral received from securities on loan.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

At period end, the value of non-cash collateral for securities on loan amounted to $1,762,794.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	2,144,024	40,793,917	42,937,975	61,655	34	-	-	-	0.0%
Fidelity Securities Lending Cash Central Fund	13,509,231	108,121,299	108,627,183	29,059	(18)	-	13,003,329	13,002,028	0.0%
Total	15,653,255	148,915,216	151,565,158	90,714	16	-	13,003,329

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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